MEMBER’S EQUITY	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
MEMBER’S EQUITY	MEMBER’S EQUITY As of December 31, 2023, AFCG contributed $31.0 million to the Company and there is no outstanding capital commitments as of December 31, 2023.